Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 63,326	$ 41,553	$ 40,357
Current taxes: Foreign	11,520	4,045	6,593
Taxes on income, current	74,846	45,598	46,950
Adjustment for previous years: Domestic	(19,838)	(19,404)	(10,681)
Adjustment for previous years: Foreign	92	(330)	(124)
Adjustment for previous years, total	(19,746)	(19,734)	(10,805)
Deferred income tax: Domestic	(16,972)	(5,434)	(6,607)
Deferred income tax: Foreign	930	2,483	(5,407)
Deferred income tax expense (benefit), total	(16,042)	(2,951)	(12,014)
Domestic	26,516	16,715	23,069
Foreign	12,542	6,198	1,062
Actual tax expenses	$ 39,058	$ 22,913	$ 24,131